Shareholder Fees {- Fidelity SAI International Quality Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-03 | Fidelity SAI International Quality Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none